OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Deposit for business acquisitions	$ 13,177,023	$ 12,324,583
Deposit for set-up of research center	91,955	86,007
Others	1,114,182	814,615
Allowance for doubtful accounts	(32,937)	(42,676)	$ (29,571)
Total other receivables, net	$ 14,350,223	$ 13,182,529